November 30, 2017

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

RE: iShares Edge MSCI Multifactor USA Index Fund, iShares Edge MSCI Multifactor Intl Index Fund, iShares Edge MSCI Min Vol USA Index Fund and iShares Edge MSCI Min Vol EAFE Index Fund, each a series of BlackRock FundsSM

Post-Effective Amendment No. 757 to the Registration Statement on Form N-1A

(Securities Act File No. 33-26305, Investment Company Act File No. 811-05742)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock FundsSM (the “Registrant”), on behalf of its series iShares Edge MSCI Multifactor USA Index Fund, iShares Edge MSCI Multifactor Intl Index Fund, iShares Edge MSCI Min Vol USA Index Fund and iShares Edge MSCI Min Vol EAFE Index Fund (the “Funds”), hereby certifies that:

(1) the form of Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post Effective Amendment No. 757 to the Registration Statement on Form N-1A of the Registrant with respect to the Funds; and

(2) the text of Post-Effective Amendment No. 757 to the Registration Statement on Form N-1A of the Registrant with respect to the Funds was filed electronically with the Securities and Exchange Commission on November 21, 2017.

Sincerely,
BlackRock FundsSM
/s/ Benjamin Archibald
Benjamin Archibald
Secretary of the Registrant